Movement in Capitalised Exploratory Well Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Extractive Industries [Abstract]
At the beginning of the year	$ 794	$ 668	$ 770
Additions to capitalised exploratory well costs pending the determination of proved reserves	297	186	258
Capitalised exploratory well costs charged to expense	(9)	(62)	(69)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves	(42)	2	(155)
Other			(136)
At the end of the year	$ 1,040	$ 794	$ 668